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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended July 31, 2006. These two series have an October 31 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.8%
CONSUMER STAPLES 1.4%
Food & Staples Retailing 1.4%
CVS Corp.	134,013	$4,384,905

HEALTH CARE 95.1%
Biotechnology 29.5%
Alkermes, Inc. *	63,845	1,095,580
Altus Pharmaceuticals, Inc. * þ	40,000	571,200
Amgen, Inc. *	121,974	8,506,467
Angiotech Pharmaceuticals, Inc. *	160,000	1,920,000
Applera Corp. - Celera Genomics Group *	67,877	916,339
Arena Pharmaceuticals, Inc. * þ	79,069	818,364
Ariad Pharmaceuticals, Inc. *	43,680	182,146
ArQule, Inc. *	171,637	885,647
BioCryst Pharmaceuticals, Inc. * þ	100,000	1,140,000
Biogen Idec, Inc. *	103,484	4,358,746
BioMarin Pharmaceutical, Inc. *	63,759	931,519
Celgene Corp. * þ	80,967	3,877,510
Cepheid * þ	61,178	557,943
CoTherix, Inc. * þ	131,343	1,103,281
Cubist Pharmaceuticals, Inc. *	122,510	2,807,929
CV Therapeutics, Inc. * þ	50,000	612,500
Cytokinetics, Inc. *	50,000	291,000
DOV Pharmaceutical, Inc. * þ	180,000	255,600
Dyax Corp. *	51,966	163,173
EntreMed, Inc. * þ	65,000	95,550
Genentech, Inc. *	140,000	11,314,800
Genmab AS * þ	80,000	2,738,929
Genzyme Corp. *	50,000	3,414,000
Geron Corp. * þ	90,000	575,100
Human Genome Sciences, Inc. * þ	183,873	1,785,407
ICOS Corp. *	99,886	2,281,396
ImClone Systems, Inc. *	40,000	1,300,000
Incyte Corp. *	269,710	1,148,965
Insmed, Inc. * þ	350,000	437,500
Martek Biosciences Corp. * þ	119,785	3,345,595
Maxygen, Inc. *	50,000	384,000
Medarex, Inc. * þ	140,293	1,311,740
MedImmune, Inc. * þ	131,874	3,346,962
Millennium Pharmaceuticals, Inc. *	100,000	982,000
Myogen, Inc. * þ	70,000	2,160,200
Neose Technologies, Inc. *	154,200	414,798
Neurocrine Biosciences, Inc. *	15,756	145,743
NPS Pharmaceuticals, Inc. *	107,372	418,751
Nuvelo, Inc. *	18,210	309,570
Oscient Pharmaceuticals Corp. *	553,410	487,056
OSI Pharmaceuticals, Inc. * þ	150,929	5,039,519
PDL BioPharma, Inc. * þ	70,000	1,260,700
Pharmion Corp. *	60,000	1,033,200
QLT, Inc. * þ	124,231	878,313
Regeneron Pharmaceuticals, Inc. *	150,000	2,049,000
Seattle Genetics, Inc. *	58,205	236,312
Tanox, Inc. * þ	179,403	2,558,287
Tercica, Inc. * þ	70,000	353,500
Theravance, Inc. *	40,000	947,600
Trimeris, Inc. *	169,206	1,607,457

1

EVERGREEN HEALTH CARE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
United Therapeutics Corp. *	30,005	$1,779,597
Vertex Pharmaceuticals, Inc. *	24,532	822,313
ZymoGenetics, Inc. *	107,166	2,022,222

		89,981,026

Health Care Equipment & Supplies 13.2%
Bausch & Lomb, Inc.	84,555	3,999,452
Baxter International, Inc.	41,664	1,749,888
Biomet, Inc.	93,093	3,066,483
Cyberonics, Inc. * þ	41,714	893,931
Fresenius AG	34,220	5,411,624
Hospira, Inc. *	59,881	2,616,201
Kinetic Concepts, Inc. *	18,341	817,275
Kyphon, Inc. * þ	14,849	505,757
Medtronic, Inc.	44,975	2,272,137
Smith & Nephew plc	300,000	2,583,584
Sorin SpA * þ	293,437	503,031
St. Jude Medical, Inc. *	107,737	3,975,495
TriPath Imaging, Inc. *	80,000	500,000
Vital Signs, Inc.	22,767	1,172,273
Wright Medical Group, Inc. *	272,744	6,008,550
Zimmer Holdings, Inc. *	62,624	3,960,342

		40,036,023

Health Care Providers & Services 7.9%
Aetna, Inc.	26,657	839,429
CIGNA Corp.	32,120	2,930,950
Fresenius Medical Care AG & Co. KGaA	18,571	2,225,180
HCA, Inc. þ	80,000	3,932,800
Manor Care, Inc. þ	25,784	1,290,489
Quest Diagnostics, Inc.	51,000	3,066,120
WellPoint, Inc. *	130,000	9,685,000

		23,969,968

Life Sciences Tools & Services 1.9%
Applera Corp. - Applied Biosystems Group	60,000	1,929,000
Bio-Rad Laboratories, Inc. * þ	34,265	2,257,721
Nektar Therapeutics * þ	98,557	1,606,479

		5,793,200

Pharmaceuticals 42.6%
Abbott Laboratories	180,000	8,598,600
Adolor Corp. *	50,300	1,203,679
Alpharma, Inc.	30,042	678,348
Andrx Group *	87,667	2,090,858
AstraZeneca plc	123,651	7,551,146
AtheroGenics, Inc. * þ	110,000	1,449,800
AVANIR Pharmaceuticals * þ	50,427	338,365
Bristol-Myers Co.	220,317	5,280,999
Chugai Pharmaceutical Co., Ltd. þ	160,000	3,299,760
Daiichi Sankyo Co., Ltd.	140,800	3,867,626
Elan Corp. plc, ADR *	45,489	697,801
Forest Laboratories, Inc. *	31,408	1,454,504
GlaxoSmithKline plc, ADR	150,000	8,299,500
Ipsen SA * þ	149,024	5,710,899
Johnson & Johnson	150,000	9,382,500
K-V Pharmaceutical Co., Class A *	56,643	1,073,385

2

EVERGREEN HEALTH CARE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Kissei Pharmaceutical Co., Ltd. þ	50,000	$887,290
Kos Pharmaceuticals, Inc. *	7,996	330,555
Merck & Co., Inc.	96,142	3,871,638
Merck KGaA	43,060	3,928,447
MGI Pharma, Inc. *	40,000	584,400
Mylan Laboratories, Inc.	40,000	878,400
Novartis AG, ADR	83,249	4,680,259
Novo Nordisk AS	69,950	4,310,731
Par Pharmaceutical Companies, Inc. * þ	92,156	1,404,457
Pfizer, Inc.	400,000	10,396,000
Roche Holding AG	60,000	10,676,417
Sanofi-Aventis SA, ADR	67,385	3,193,375
Schering-Plough Corp.	400,000	8,176,000
Sepracor, Inc. *	58,622	2,895,927
Taro Pharmaceutical Industries, Ltd. * þ	43,785	455,802
Valeant Pharmaceuticals International þ	100,000	1,728,000
Valera Pharmaceuticals, Inc. *	205,482	1,551,389
ViroPharma, Inc. * þ	39,602	308,104
Watson Pharmaceuticals, Inc. *	53,984	1,208,702
Wyeth	153,817	7,455,510

		129,899,173

INDUSTRIALS 1.0%
Industrial Conglomerates 1.0%
Tyco International, Ltd.	121,581	3,172,048

MATERIALS 2.3%
Chemicals 2.3%
Bayer AG	72,828	3,588,187
Sigma-Aldrich Corp. þ	26,962	1,873,859
Syngenta AG	11,000	1,581,068

		7,043,114

Total Common Stocks (cost $267,030,488)		304,279,457

SHORT-TERM INVESTMENTS 12.5%
MUTUAL FUND SHARES 12.5%
Evergreen Prime Cash Management Money Market Fund ø þþ (cost $38,053,155)	38,053,155	38,053,155

Total Investments (cost $305,083,643) 112.3%		342,332,612
Other Assets and Liabilities (12.3%)		(37,621,011)

Net Assets 100.0%		$304,711,601

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $307,926,985. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,810,647 and $21,405,020, respectively, with a net unrealized appreciation of $34,405,627.

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 75.9%
ENERGY 10.7%
Oil, Gas & Consumable Fuels 10.7%
Crosstex Energy, Inc. þ	125,000	$12,338,750
Genesis Energy, LP þ	250,000	3,400,000
Massey Energy Co. þ	150,000	4,008,000
Regency Energy Partners, LP	125,000	3,065,000
Southwestern Energy Co. * þ	100,000	3,440,000
Valero GP Holdings, LLC * þ	350,000	7,644,000
Williams Partners, LP þ	275,000	8,882,500

		42,778,250

FINANCIALS 3.0%
Capital Markets 0.2%
Patriot Capital Funding, Inc.	60,000	685,200

Real Estate Investment Trusts 2.8%
Global Signal, Inc. þ	250,000	11,412,500

TELECOMMUNICATION SERVICES 21.3%
Diversified Telecommunication Services 10.2%
AT&T, Inc.	450,000	13,495,500
BellSouth Corp.	400,000	15,668,000
Embarq Corp. *	25,000	1,131,250
Shenandoah Telecommunications Co. + þ	235,000	10,309,450
Windstream Corp.	25,848	323,878

		40,928,078

Wireless Telecommunication Services 11.1%
Alltel Corp.	25,000	1,379,250
American Tower Corp., Class A *	225,000	7,605,000
Dobson Communications Corp. * þ	475,000	3,187,250
Rogers Communications, Inc.	150,000	6,405,000
SBA Communcations Corp. *	175,000	4,179,000
Sprint Nextel Corp.	100,000	1,980,000
Vodafone Group plc	1,750,000	3,800,418
Vodafone Group plc, ADR þ	700,000	15,176,000
Vodafone Group plc, Class B  #	2,000,000	560,430

		44,272,348

UTILITIES 40.9%
Electric Utilities 19.9%
Allegheny Energy, Inc. *	200,000	8,210,000
Allete, Inc. þ	100,000	4,642,000
DPL, Inc. þ	350,000	9,716,000
E.ON AG, ADR	140,000	5,623,800
Edison International	50,000	2,069,000
El Paso Electric Co. *	20,000	438,400
Endesa SA	100,000	3,418,323
Entergy Corp.	110,000	8,481,000
Exelon Corp.	205,000	11,869,500
FirstEnergy Corp.	200,000	11,200,000
FPL Group, Inc. þ	80,000	3,451,200
ScottishPower plc	600,000	6,781,206
ScottishPower plc, ADR þ	79,364	3,591,221

		79,491,650

Gas Utilities 2.6%
UGI Corp.	420,000	10,437,000

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 6.4%
Canadian Hydro Developers, Inc. *	60,000	$278,379
Constellation Energy Group, Inc.	50,000	2,895,500
Dynegy, Inc., Class A *	250,000	1,407,500
Ormat Technologies, Inc. þ	50,000	1,849,500
TXU Corp.	300,000	19,269,000

		25,699,879

Multi-Utilities 11.5%
KeySpan Corp.	150,000	6,040,500
MDU Resources Group, Inc.	300,000	7,395,000
National Grid Transco plc, ADR	165,000	9,339,000
NSTAR	75,000	2,337,750
PG&E Corp. þ	75,000	3,126,000
Sempra Energy	200,000	9,652,000
Wisconsin Energy Corp.	190,000	8,018,000

		45,908,250

Water Utilities 0 .5%
Aqua America, Inc. þ	50,000	1,090,000
Pennichuck Corp. þ	40,000	767,600

		1,857,600

Total Common Stocks (cost $235,675,163)		303,470,755

CONVERTIBLE PREFERRED STOCKS 5.5%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
El Paso Corp., 4.99%, 12/31/2049	7,500	10,199,062

FINANCIALS 1.4%
Real Estate Investment Trusts 1.4%
Annaly Capital Management, Inc., 6.00%, 12/31/2049	200,000	5,475,000

UTILITIES 1.6%
Independent Power Producers & Energy Traders
NRG Energy, Inc., 5.75%, 03/16/2009	25,000	6,278,125

Total Convertible Preferred Stocks (cost $19,668,836)		21,952,187

PREFERRED STOCKS 1.6%
UTILITIES 1.6%
Electric Utilities 0.3%
Connecticut Light & Power, Ser. 54E	3,925	140,196
Entergy Arkansas, Inc.	1,673	131,174
Louisville Gas & Electric Co.	6,251	148,461
Pacific Gas & Electric Co., Ser. I	31,400	591,890
Southern California Edison Co., Ser. B þ	1,200	22,920

		1,034,641

Multi-Utilities 1.3%
Aquila, Inc. þ	178,400	4,461,784
Consolidated Edison, Inc.	10,000	875,000

		5,336,784

Total Preferred Stocks (cost $4,479,849)		6,371,425

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 4.1%
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	$6,293,750

UTILITIES 2.5%
Electric Utilities 2.5%
Reliant Energy, Inc., 5.00%, 08/15/2010	7,000,000	10,071,250

Total Convertible Debentures (cost $14,116,602)		16,365,000

	Shares	Value

WARRANTS 4.2%
UTILITIES 4.2%
Independent Power Producers & Energy Traders 4.2%
Mirant Corp., Ser. A, Expiring 01/03/2011 *	1,062,873	10,203,581
Mirant Corp., Ser. B, Expiring 01/03/2011 * þ	644,239	6,658,210

Total Warrants (cost $15,815,587)		16,861,791

MUTUAL FUND SHARES 0.1%
Tortoise Energy Capital Corp. (cost $454,500)	20,342	468,680

SHORT-TERM INVESTMENTS 21.3%
MUTUAL FUND SHARES 21.3%
Evergreen Institutional Money Market Fund ø	30,269,390	30,269,390
Navigator Prime Portfolio þþ	54,850,233	54,850,233

Total Short-Term Investments (cost $85,119,623)		85,119,623

Total Investments (cost $375,330,160) 112.7%		450,609,461
Other Assets and Liabilities (12.7%)		(50,762,292)

Net Assets 100.0%		$399,847,169

þ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	Delayed delivery shares received from spinoff
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $376,554,784. The gross unrealized appreciation and depreciation on securities based on tax cost was $81,623,702 and $7,569,025, respectively, with a net unrealized appreciation of $74,054,677.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date:         September 27, 2006